Financial Instruments - Carrying Amount and Fair Value of Liabilities Not Measured at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Long-term borrowings | Bonds
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	¥ 3,196,365	¥ 172,889
Fair Value	3,323,592	172,872
Long-term borrowings | Long-term loans
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	2,054,584	812,755
Fair Value	2,058,929	815,865
Lease liabilities | Finance leases
Disclosure of fair value measurement of liabilities [line items]
Carrying Amount	179,411	53,149
Fair Value	¥ 181,776	¥ 53,690